SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED (Details) (Paranthetical)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Percentage of equity value	100.00%